Columbia Acorn Trust
                Columbia Acorn Select -- Class A, B and C shares

                        Supplement dated August 16, 2005
                         to Prospectus dated May 1, 2005
                   (replacing supplement dated July 28, 2005)

Effective August 5, 2005, the investment minimum for an initial investment (by purchase, exchange or certain transfers) of Class A, B or C shares of Columbia Acorn Select will be $50,000. The investment minimum for subsequent investments will remain at $50. All group retirement plans (excluding IRA's, SEP's and SIMPLES) will be subject to the $50,000 investment minimum effective September 16, 2005.

In addition, effective August 5, 2005:

     o the table entitled "Class A Sales Charges" on page 10 of the Fund's prospectus will be deleted and replaced in its entirety as follows:

Class A Sales Charges

                                                                   % of offering
                                                                       price
                                    As a % of the      As a %       retained by
                                       public          of your       financial
Amount of purchase*                offering price    investment    advisor firm
Less than $50,000**                     5.75            6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50            4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50            3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50            2.56           2.00
--------------------------------------------------------------------------------
$500,000 or more                        2.00            2.04           1.75
--------------------------------------------------------------------------------

* Mutual fund wrap programs and group retirement plans that invest $50,000 or more in Class A shares of the Fund will not be subject to a sales charge. Discretionary wrap programs that invest directly with the Fund, trade on an omnibus basis and were invested in the Fund prior to August 5, 2005 will be subject to the $50,000 investment minimum effective September 16, 2005.

**   Only applicable to accounts opened prior to August 5, 2005.

     o The two paragraphs following the table entitled "Class A Sales Charges" relating to the payment of a 1.00% CDSC for certain sales within 18 months of purchase are deleted in their entirety.


SUP-47/89464-0805